Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (698,705)	$ (24,854)
Property, plant and equipment, net	1,483,181	604,095
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	802,194
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	675,301	433,878
Machinery and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	13,243	13,167
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	25,570	8,739
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 665,578	$ 173,165